Acquisitions, Investments and Disposals (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Goodwill Arising on Acquisitions

Balance at December 31, 2011	1,046,818
Acquisition of Cognor (Note 4(a)), Steel segment	61,949
Acquisition of Lomprom (Note 4(b)), Steel segment	12,830
Discontinued operation — Lomprom (Note 4(c)), Steel segment	(12,830)
Impairment (Note 24)	(361,969)
Translation difference	36,017

Balance at December 31, 2012	782,815
Impairment (Note 24)	(38,310)
Translation difference	(56,742)

Balance at December 31, 2013	687,763
Impairment (Note 24)	—
Translation difference	(284,556)

Balance at December 31, 2014	403,207

Schedule of Changes in Non-controlling Interest

The following table summarizes changes in non-controlling interests for the three years ended December 31, 2014, 2013 and 2012:

Balance at December 31, 2011	371,337
Purchase of non-controlling interest in existing subsidiaries by the Group	(528)
New acquisitions	54
Effect of change in ownership of subsidiaries	675
Dividends declared to shareholders of Mechel Mining OAO	(8,026)
Dividends declared to shareholders of SKCC	(24,087)
Non-controlling share in subsidiaries’ income	(317)
Translation difference	23,168

Balance at December 31, 2012	362,276
Purchase of non-controlling interest in existing subsidiaries by the Group	(76,080)
Effect from disposal of subsidiaries	37,729
Dividends declared to shareholders of SKCC	(8,876)
Non-controlling share in subsidiaries’ income	5,047
Translation difference	(25,751)

Balance at December 31, 2013	294,345
Purchase of non-controlling interest in existing subsidiaries by the Group	—
Sale of subsidiaries’ shares to non-controlling interest	66
Dividends declared to non-controlling interest	(50)
Non-controlling share in subsidiaries’ loss	(24,308)
Translation difference	(116,649)

Balance at December 31, 2014	153,404

At various dates during 2013 and 2012, the Group purchased non-controlling interest in the following subsidiaries:

Year ended December 31, 2012	Date of acquisition	Non-controlling interest acquired		Cash consideration
		%	Amount
Izhstal	October	1.63%	435	595
BMP	March	0.03%	12	33
Other	July-August	0.03%	81	4

			528	632

Year ended December 31, 2013	Date of acquisition	Non-controlling interest acquired		Cash consideration
		%	Amount
TOPM	March	0.21%	652	33
KMP	August-November	4.40%	37,878	29,158
Mechel Mining OAO	November	1.31%	3,043	57,986
Effect of changes in ownership of subsidiaries within the Group	November		34,507	—

			76,080	87,177

Toplofikatsia Rousse (TPP Rousse) [Member]
Schedule of Discontinued Operations in Consolidated Statements of Operations and Comprehensive Income (Loss)

The results of TPP Rousse presented as discontinued operations in the consolidated statements of operations and comprehensive income (loss) were as follows for the years ended December 31, 2013 and 2012:

	2013	2012
Revenue, net	18,595	37,010
Loss from discontinued operations before income taxes	(262)	(110,668)
Income tax benefit	209	2,239

Loss from discontinued operations, net of income tax	(53)	(108,429)

Schedule of Discontinued Operations in Consolidated Balance Sheets

The carrying amounts of the major classes of assets and liabilities of TPP Rousse presented as discontinued operations in consolidated balance sheets were as follows as of date of disposal and December 31, 2012:

	July 5, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	3,572	3,035
Accounts receivable, net of allowance for doubtful accounts	9,589	5,681
Inventories	3,244	5,854
Prepayments and other current assets	489	533
Property, plant and equipment and other non-current assets, net	41,146	44,120

Total current assets of discontinued operations	58,040	59,223

Accounts payable and accrued expenses	21,721	3,800
Short-term borrowings and current portion of long-term debt	0	12,234
Other current liabilities	1,536	1,767

Total current liabilities of discontinued operations	23,257	17,801

Schedule of Result of Discontinued Operations of Group Companies

The result of TPP Rousse as discontinued operations was included in the Power segment. The result of TPP Rousse for the year ended December 31, 2013 includes gain on disposal of subsidiary, which was calculated as follows as of the date of disposal:

July 5, 2013
Consideration received	37,757
Net assets disposed of	(34,783)
Accumulated currency translation adjustment attributable to disposal of TPP Rousse transferred to the current period income (loss)	2,633

Gain on disposal of TPP Rousse	5,607

Invicta Merchant Bar Ltd. [Member]
Schedule of Discontinued Operations in Consolidated Statements of Operations and Comprehensive Income (Loss)

The results of Invicta presented as discontinued operations in consolidated statements of operations and comprehensive income (loss) were as follows for the year ended December 31, 2013, 2012.

	Years ended
	December 31, 2013	December 31, 2012
Revenue, net	9,761	12,642
Loss from discontinued operations before income taxes	(13,303)	(3,588)
Income tax benefit	—	—

Loss from discontinued operations, net of income tax	(13,303)	(3,588)

Schedule of Discontinued Operations in Consolidated Balance Sheets

The carrying amounts of the major classes of assets and liabilities of Invicta presented as assets and liabilities of discontinued operations in the consolidated balance sheets were as follows as of July 18, 2013 and December 31, 2012:

	July 18, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	44	163
Accounts receivable, net of allowance for doubtful accounts	8	183
Inventories	543	579
Prepayments and other current assets	191	947
Property, plant and equipment, net	2,864	8,019
Goodwill	—	2,980

Total current assets of discontinued operations	3,650	12,871

Accounts payable and accrued expenses	1,855	1,052
Other current liabilities	127	79

Total current liabilities of discontinued operations	1,982	1,131

Schedule of Result of Discontinued Operations of Group Companies

The result of Invicta as discontinued operations was included in the Steel segment. The result of Invicta for the year ended December 31, 2013 includes loss on disposal of subsidiary, which was calculated as follows as of the date of disposal:

July 18, 2013
Consideration received	1,668
Net assets disposed of	(1,668)
Accumulated currency translation adjustment attributable to disposal of Invicta transferred to the current period income (loss)	229

Gain on disposal of Invicta	229

Lomprom Rostov [Member]
Historical Values of Net Assets Acquired

The following table summarizes the historical values of net assets acquired at the date of acquisition of control:

November 22, 2012
Cash and cash equivalents	76
Other current assets	4,758
Property, plant and equipment	22,970
Other non-current assets	2
Current liabilities	(18,404)
Non-current liabilities	(22,416)
Deferred income taxes	(37)

Fair value of net assets acquired	(13,051)
Goodwill	13,151

Total investment	100

Schedule of Discontinued Operations in Consolidated Statements of Operations and Comprehensive Income (Loss)

The results of Lomprom Rostov presented as discontinued operations in consolidated statements of operations and comprehensive income (loss) were as follows for:

	Period ended July 17, 2013	Year ended December 31, 2012
Revenue, net	151,307	25,765
Gain from discontinued operations before income taxes	4,479	(455)
Income tax benefit	1,585	280

Gain (loss) from discontinued operations, net of income taxes	6,064	(175)

Schedule of Discontinued Operations in Consolidated Balance Sheets

The carrying amounts of major classes of assets and liabilities of disposed companies were as follows as of:

	July 17, 2013	December 31, 2012
Cash and cash equivalents	2,166	111
Accounts receivable, net of allowance for doubtful accounts	18,687	20,374
Inventories	829	14,236
Prepayments and other current assets	4,428	2,743
Property, plant and equipment, net	21,164	24,122
Goodwill	9,862	12,830

Total current assets of discontinued operations	57,136	74,416

Accounts payable and accrued expenses	25,504	27,466
Short-term borrowings and current portion of long-term debt	30,720	27,089
Other current liabilities	—	—

Total current liabilities of discontinued operations	56,224	54,555

Schedule of Result of Discontinued Operations of Group Companies

The result of Lomprom Rostov as discontinued operations was included in the Steel segment. The result of Lomprom Rostov for the year ended December 31, 2013 includes loss on disposal of subsidiary, which was calculated as follows as of the date of disposal:

July 17, 2013
Consideration received	517
Net assets disposed of	(912)
Accumulated currency translation adjustment attributable to disposal of Lomprom Rostov transferred to the current period income (loss)	5,272

Gain on disposal of Lomprom Rostov	4,877

Cognor Stahlhandel GmbH (Cognor) [Member]
Historical Values of Net Assets Acquired

The following table summarizes the historical values of net assets acquired at the date of acquisition of control:

September 25, 2012
Cash and cash equivalents	4,884
Other current assets	107,839
Property, plant and equipment	49,097
Other non-current assets	3,384
Current liabilities	(184,027)
Non-current liabilities	(11,443)
Deferred income tax liabilities	(2,573)
Fair value of net assets (liabilities) acquired	(32,839)
Fair value of noncontrolling interest	(54)

Goodwill	61,949

Total investment	29,056

Donetsk Electrometallurgical Plant (DEMP) [Member]
Schedule of Discontinued Operations to Continuing Operations in Consolidated Statements of Operations and Comprehensive Income (Loss)

The results of DEMP reclassified from discontinued operations to continuing operations for the year ended December 31, 2014 and prior periods are presented below:

	December 31, 2014	December 31, 2013	December 31, 2012
Revenue	23,040	94,617	363,055
Cost of goods sold	(27,235)	(97,431)	(374,402)
Impairment of assets	(18,020)	(177,417)	(205,522)
Selling, general and administrative expenses	(13,436)	(34,242)	(38,879)
Interest income and expenses, net	(971)	(2,446)	(3,269)
Foreign exchange (loss) gain	(57,060)	2,020	677
Other (expenses) and income, net	(152)	9,704	129

Loss from continuing operations, before income tax	(93,834)	(205,195)	(258,211)

Income tax (expense) benefit	(28,367)	28,944	4,920

Net loss from continuing operations	(122,201)	(176,251)	(253,291)

TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member]
Schedule of Discontinued Operations in Consolidated Statements of Operations and Comprehensive Income (Loss)

The results of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading presented as discontinued operations in the consolidated statements of operations and comprehensive income (loss) were as follows for:

	Period of January 1, 2013 to December 27, 2013	Year ended December 31, 2012
Revenue, net	159,040	197,894
Loss from discontinued operations, before income taxes	(1,370,570)	(71,787)
Income tax benefit	214,894	7,300

Loss from discontinued operations, net of income tax	(1,155,676)	(64,487)

Schedule of Discontinued Operations in Consolidated Balance Sheets

The carrying amounts of major classes of assets and liabilities of disposed companies presented as discontinued operations in consolidated balance sheets were as follows as of date of disposal and December 31, 2012:

	December 27, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	16,161	990
Accounts receivable, net of allowance for doubtful accounts	1,645	822
Due from related parties, net of allowance	0	2,294
Inventories	16,660	22,790
Deferred income tax	6,172	3,123
Prepayments and other current assets	16,978	13,717
Other long-term investments	183	187
Property, plant and equipment, net	307,505	362,303
Mineral licenses, net	119,458	1,203,536
Other non-current assets	11,556	16,400

Total current assets of discontinued operations	496,318	1,626,162

Short-term borrowings and current portion of long-term debt	0	23,500
Accounts payable and accrued expenses	29,757	21,706
Long-term debt	0	7,833
Deferred income taxes	31,719	252,100
Asset retirement obligation	1,002	1,038

Total current liabilities of discontinued operations	62,478	306,177

Schedule of Result of Discontinued Operations of Group Companies

The results of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading as discontinued operations were included in the Ferroalloy segment. The results of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading for the year ended December 31, 2013 includes loss on disposal of subsidiaries, which was calculated as follows as of the date of disposal:

December 27, 2013
Consideration received (net of consultancy fees)	430,358
Net assets disposed of	(433,840)
Accumulated currency translation adjustment attributable to disposal of subsidiaries transferred to the current period income (loss)	(279,196)

Loss on disposal of subsidiaries	(282,678)

Southern Urals Nickel Plant (SUNP) [Member]
Schedule of Discontinued Operations in Consolidated Statements of Operations and Comprehensive Income (Loss)

The results of SUNP presented as discontinued operations in the consolidated statements of operations and comprehensive income (loss) were as follows for the years ended:

	December 31, 2014	December 31, 2013	December 31, 2012
Revenue	1,782	2,607	196,894
Cost of goods sold	(2,225)	(3,431)	(215,857)
Accretion expenses	(1,014)	(458)	(475)
Impairment of PPE, mineral license, goodwill	—	(965)	(101,227)
Selling, general and administrative expenses	(4,670)	(19,541)	(46,017)
Interest income and expenses, net	(95)	(3,159)	(12,027)
Foreign exchange gain	32,282	3,694	19
Other income and expenses, net	2,928	3,410	399

Profit (loss) of discontinued operations, before income tax	28,988	(17,843)	(178,291)

Income tax benefit	—	—	1,191

Income (loss) from discontinued operations, net of income tax	28,988	(17,843)	(177,100)

Schedule of Discontinued Operations in Consolidated Balance Sheets

The carrying amounts of the major classes of assets and liabilities of SUNP in the consolidated balance sheets were as follows as of December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Condensed balance sheet selected data
Cash and cash equivalents	63	201
Accounts receivable, net of allowance for doubtful accounts	891	63
Inventories	120	1,180
Prepayments and other current assets	230	1,822

Total current assets	1,304	3,266
Property, plant and equipment and other non-current assets, net	—	5,024
Other non-current assets	657	—

Total non-current assets	657	5,024

Total assets	1,961	8,290

Accounts payable and accrued expenses	5,691	13,376
Asset retirement obligation	1,132	339

Total current liabilities	6,823	13,715

Asset retirement obligation	2,830	8,466

Total non-current liabilities	2,830	8,466

Total liabilities	9,653	22,181

BCG Companies [Member]
Schedule of Discontinued Operations in Consolidated Statements of Operations and Comprehensive Income (Loss)

The results of the BCG Companies presented as discontinued operations in the consolidated statements of operations and comprehensive income (loss) were as follows for:

	Years ended
	December 31, 2014	December 31, 2013	December 31, 2012
Revenue	10,762	164,837	240,126
Cost of goods sold	(23,768)	(214,148)	(262,036)
Selling, general and administrative expenses	(52,427)	(37,509)	(59,908)
Interest income and expenses	(3,755)	(3,879)	(5,895)
Other income and expenses	1,206	528	(639)

Loss of discontinued operations, before income taxes	(67,982)	(90,171)	(88,352)

Income tax benefit	27,654	54,394	54,676

Loss recognised on classification as held for sale	(1,440,021)	—	—

Loss from discontinued operations, net of income tax	(1,480,349)	(35,777)	(33,676)

Schedule of Discontinued Operations in Consolidated Balance Sheets

The carrying amounts of major classes of assets and liabilities of the held for sales companies presented as discontinued operations in consolidated balance sheets were as follows as of date of disposal and December 31, 2014:

	December 31, 2014	December 31, 2013
Condensed balance sheet selected data
Cash and cash equivalents	1,615	1,603
Accounts receivable, net of allowance for doubtful accounts	2,104	5,286
Inventories	1,280	5,416
Deferred income tax	—	9,881
Prepayments and other current assets	2,504	2,973
Property, plant and equipment, net	110,721	—
Mineral licenses, net	1,976,684	—
Other non-current assets	34,249	—

Total major classes of assets of discontinued operations	2,129,157	25,159

Loss recognised on classification as held for sale	(1,977,555)	—

Total current assets of discontinued operations	151,602	25,159

Property, plant and equipment, net	—	145,792
Mineral licenses, net	—	1,977,548
Other non-current assets	—	33,033

Total non-current assets of discontinued operations	—	2,156,373

Total assets of discontinued operations	151,602	2,181,532

Short-term borrowings and current portion of long-term debt	10,979	6,758
Accounts payable and accrued expenses	39,085	49,149
Deferred income taxes	537,535	—
Pension obligation	55,122	1,813
Finance lease	—	61
Asset retirement obligation	6,556	—
Other current liability	8,355

Total major classes of liabilities of discontinued operations	657,632	57,781

Reduction in deferred tax liability relating to loss recognized on classification as held for sale	(537,535)	—

Total current liabilities of discontinued operations	120,097	57,781

Long-term debt	—	6,940
Asset retirement obligation	—	6,568
Pension obligation	—	47,421
Deferred income taxes	—	576,578
Finance lease	—	10
Other non-current liability	—	36,074

Total non-current liabilities of discontinued operations	—	673,591

Total liabilities of discontinued operations	120,097	731,372

Steel Segment [Member]
Schedule of Discontinued Operations in Consolidated Balance Sheets

All companies disposed of were accounted for in the Steel segment. The carrying amounts of major classes of assets and liabilities of disposed companies as of the dates of disposal were as follows:

February 15-18, 2013
Cash and cash equivalents	547
Other current assets	106,386
Property, plant and equipment	1,530
Other non-current assets	708
Current liabilities	(131,456)
Non-current liabilities	(4,083)

Total net liabilities	(26,368)
Accumulated currency translation adjustment attributable to disposal of subsidiaries transferred to the current period income (loss)	(68,952)
Noncontrolling interests	(37,728)

Loss on disposal of subsidiaries	(80,312)